SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Advances to Suppliers and Advances for Purchase of Property, Plant and Equipment and Intangible Assets) (Narrative) (Details) - USD ($)		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Advances to suppliers-current		$ 379,568	$ 379,792
Prepayments for property, plant and equipment, recorded in non-current assets		$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	3,220,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,300,000	830,000	1,550,000	825,000
Prepaid Expense and Other Assets, Noncurrent		$ 954,969	$ 1,652,826
Prepaid Expense, Noncurrent		640,349
Maximum [Member]
Operating Lease, Right-of-Use Asset		40,000,000
Operating Lease, Liability		40,000,000
Minimum [Member]
Operating Lease, Right-of-Use Asset		30,000,000
Operating Lease, Liability		$ 30,000,000